Debt (Tables)	12 Months Ended
Dec. 31, 2018
Debt Disclosure [Abstract]
Schedule of Obligations Under Debt Arrangements
At December 31, 2018 and 2017, our obligations under debt arrangements consisted of the following:

	December 31, 2018			December 31, 2017
	Principal	Unamortized Discount and Debt Issuance Costs (1)	Net Value	Principal	Unamortized Discount and Debt Issuance Costs (1)	Net Value
Senior secured credit facility	$970,100	$—	$970,100	$1,099,200	$—	1,099,200
5.750% senior unsecured notes	—	—	—	145,170	1,303	143,867
6.750% senior unsecured notes	750,000	12,763	737,237	750,000	16,077	733,923
6.000% senior unsecured notes	400,000	4,624	395,376	400,000	5,691	394,309
5.625% senior unsecured notes	350,000	4,820	345,180	350,000	5,717	344,283
6.500% senior unsecured notes	550,000	8,241	541,759	550,000	9,462	540,538
6.250% senior unsecured notes	450,000	$7,189	442,811	450,000	8,002	441,998
Total long-term debt	$3,470,100	$37,637	$3,432,463	$3,744,370	$46,252	$3,698,118

(1)
Unamortized debt issuance costs associated with our senior secured credit facility (included in Other Long Term Assets on the Consolidated Balance Sheet) were $10.8 million and $14.1 million as of December 31, 2018 and December 31, 2017, respectively.

Schedule of Summary of Applicable Redemption Periods	A summary of the applicable redemption periods is provided in the table below.

	2022 Notes	2023 Notes	2024 Notes	2025 Notes	2026 Notes
Redemption right beginning on	August 1, 2018	May 15, 2018	June 15, 2019	October 1, 2020	February 15, 2021
Redemption of up to 35% of the principal amount of notes with the proceeds of an equity offering permitted prior to	August 1, 2018	May 15, 2018	June 15, 2019	October 1, 2020	February 15, 2021